POST-EMPLOYMENT BENEFITS - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Retirement benefit obligation of defined benefit plans	€ 95	€ 184
Other employee benefit liabilities	67	94
Total non-current employee benefit liabilities	€ 162	€ 278